Property and equipment (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Schedule of property and equipment

Components of the Company’s property and equipment are summarized below.

	Cost
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2024	2,199	9,059	717	2,794	6,680	21,449
Acquisition of Aeterna	-	124	23	88	-	235
Additions	1,395	224	12	939	11	2,581
Impairment	(547)	-	-	-	(514)	(1,061)
Disposals	-	(989)	(321)	-	-	(1,310)
Impact of foreign exchange rate changes	(242)	(696)	(55)	(269)	(533)	(1,795)
At December 31, 2024	2,805	7,722	376	3,552	5,644	20,099
Additions	3	10	15	-	15	43
Impairment	(240)					(240)
Disposals	(288)	(190)	(167)	-	(2)	(647)
Impact of foreign exchange rate changes	93	371	37	114	187	802
At September 30, 2025	2,373	7,913	261	3,666	5,844	20,057

	Accumulated Depreciation
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At January 1, 2024	-	5,148	613	1,313	2,730	9,804
Amortization	-	612	36	343	454	1,445
Disposals	-	(989)	(321)	-	-	(1,310)
Impact of foreign exchange rate changes	-	(399)	(47)	(121)	(239)	(806)
At December 31, 2024	-	4,372	281	1,535	2,945	9,133
Amortization	-	485	32	206	189	912
Disposals	-	(130)	(163)	-	(2)	(295)
Impact of foreign exchange rate changes	-	245	30	44	96	415
At September 30, 2025	-	4,972	180	1,785	3,228	10,165

	Carrying amount
	Equipment Not Available for Use	Equipment	Office and Computer Equipment	Buildings	Leasehold Improvements	Total
	$	$	$	$	$	$
At December 31, 2024	2,805	3,350	95	2,017	2,699	10,966
At September 30, 2025	2,373	2,941	81	1,881	2,616	9,892